Share-based payments (Details)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022 yr	Mar. 31, 2021	Mar. 31, 2021 yr	Mar. 31, 2020	Mar. 31, 2020 yr	Mar. 31, 2019
Disclosure Of Summary Of Modification [Line Items]
No of options	7,232,978	7,232,978	7,780,278	7,780,278	11,056,100	11,056,100	4,588,300
Associate stock option plan 2014 [Member] | 19-Jan-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options		1,453,178
Original Exercise period	19-Jan-21
Revised Exercise period	19-Jan-23
Associate stock option plan 2014 [Member] | 23-Apr-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options		15,900
Original Exercise period	23-Apr-21
Revised Exercise period	23-Apr-23
Associate stock option plan 2014 [Member] | 19-Oct-23 [Member]
Disclosure Of Summary Of Modification [Line Items]
No of options		5,000
Original Exercise period	19-Oct-22
Revised Exercise period	19-Oct-23